As filed with the Securities and Exchange Commission on October 30, 2008
Commission File Nos. 333-147464 811-02570

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 1
and

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 3

FEDERAL LIFE VARIABLE ANNUITY ACCOUNT - A
(Exact Name of Registrant)

Federal Life Insurance Company (Mutual)
(Name of Depositor)

3750 West Deerfield Road
Riverwoods, Illinois 60015
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (800) 233-3750

William S. Austin
President and Chief Operating Officer
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, Illinois 60015
(Name and Address of Agent for Service)

Copy to:

Michael K. Renetzky, Esq.
Locke Lord Bissell & Liddell LLP
111 South Wacker Drive
Chicago, Illinois 60606

Approximate Date of Proposed Public Offering:  As soon after the effective date of this registration statement as is practicable.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on [date], pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on [date] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Variable Deferred Annuity Contract.

EXPLANATORY NOTE
     This Post-Effective Amendment No. 1 to the Registration Statement of Federal Life Variable Annuity Account – A (“Registrant”) on Form N-4 (File No. 333-147464) is organized as follows: (i) Facing Page, (ii) Part C – Other Information (including signature page), and (iii) Exhibits.
     This Post-Effective Amendment No. 1 is being filed for the sole purpose of replacing the form of the Underwriting and Servicing Agreement previously filed as an exhibit to Part C of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed with the Securities and Exchange Commission (the “Commission”) on July 3, 2008. This Post-Effective Amendment No. 1 does not otherwise delete, amend or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed with the Commission on August 12, 2008, are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a) Financial Statements:

The following financial statements included in Part B are incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-147464) filed with the Securities and Exchange Commission on August 12, 2008.

The Registrant

Independent Auditor’s Report

Statement of Assets and Liabilities as of December 31, 2007

Statements of Operations and Changes in Net Assets for the years ended December 31, 2007 and 2006

Notes to Financial Statements

The Depositor

Independent Auditor’s Report

Balance Sheets — Statutory Basis as of December 31, 2007 and 2006

Statements of Operations — Statutory Basis as of December 31, 2007, 2006 and 2005

Statements of Changes in Policyowners’ Surplus — Statutory Basis for the years ended December 31, 2007, 2006 and 2005

Statements of Cash Flows — Statutory Basis for the years ended December 31, 2007, 2006 and 2005

Notes to Statutory-Basis Financial Statements

Supplemental Schedule of Selected Financial Data — Statutory Basis as of December 31, 2007

Note to Supplemental Schedule of Selected Financial Data — Statutory Basis as of December 31, 2007

(b)	Exhibits

Exhibit No.

1.1	Resolutions of the Board of Directors of Federal Life Insurance Company (Mutual) authorizing establishment of the Federal Life Variable Annuity Account — A(1);
3.1	Form of Underwriting and Servicing Agreement between Federal Life Insurance Company (Mutual), Federal Life Variable Annuity Account — A and FED Mutual Financial Services, Inc. dated [ ], 2008;
4.1	Form of Individual Variable Deferred Annuity Contract(1);
4.2	Form of Amendatory Endorsement(2);
5.1	Form of Application for Individual Variable Deferred Annuity Contract(1);
6.1	Articles of Incorporation of Federal Life Insurance Company (Mutual)(1);
6.2	By-Laws of Federal Life Insurance Company (Mutual)(1);
8.1	Form of Participation Agreement among Federal Life Insurance Company (Mutual), Federal Life Variable Annuity Account — A, Federal Life Trust, FLC Investment Management Company, LLC and FED Mutual Financial Services, Inc. dated [ ], 2008(2);
9.1	Consent of Counsel(2);
10.1	Consent of Independent Registered Public Accounting Firm regarding statements of Federal Life Variable Annuity Account — A(3);
10.2	Consent of Independent Registered Public Accounting Firm regarding statements of Federal Life Insurance Company (Mutual)(3);

Exhibit No.

10.3	Consent of Independent Registered Public Accounting Firm regarding statements of Federal Life Insurance Company (Mutual)(3);
10.4	Consent of Independent Registered Public Accounting Firm regarding statements of Federal Life Variable Annuity Account — A(3);
14	Powers of Attorney(1).

(1)	Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-147464) filed with the Securities and Exchange Commission on November 16, 2007.

(2)	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-147464) filed with the Securities and Exchange Commission on July 3, 2008.

(3)	Incorporated herein by reference to the Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-147464) filed with the Securities and Exchange Commission on August 12, 2008.

Item 25.	Directors and Officers of the Depositor

The principal business address of each director and officer listed below is 3750 West Deerfield Road, Riverwoods, Illinois 60015.

Name	Positions and Offices

Joseph D. Austin	Chairman of the Board and Chief Executive Officer
William S. Austin	Director, President and Chief Operating Officer
Michael Austin	Director, Executive Vice President and Chief Marketing Officer
William H. Springer	Director
James H. Stacke	Director
John G. Weithers	Director
Fred T. Barth	Controller and Accounting Officer
Judy A. Manning	Secretary
Paul R. Murphy	Actuary
Anders Raaum	Investment Officer
Thomas W. Austin	Senior Vice President, Director of Corporate Relations and Assistant Secretary
Christine Q. Kaefer	Marketing Services Officer and Assistant Secretary
Tina R. Klemmer	Second Vice President — Information Systems
Dorothy M. Latuszek	Director of Underwriting
James P. McGrew	Sales Vice President
Joseph M. Milani	Director of Data Center
Neil P. Riordan	Field Vice President
Kenneth T. Wallach	Second Vice President — Administration
Jonathan C. Close	Assistant Actuary
Kevin A. Lind	Assistant Vice President — Information Systems
Michael E. Lindstrom	Assistant Actuary
Steven A. Mink	Assistant Actuary

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

The assets of the Registrant, under state law, are assets of Federal Life. Set forth below is a description of Federal Life and the entities controlled by Federal Life:

Percentage of Voting
Securities Owned or
	State of	Other
Name	Organization	Basis of Control	Principal Business

Federal Life Insurance Company (Mutual)	Illinois	None — Mutual	Life, accident and health insurance, and annuities.
Federal Life Variable Annuity Account — A*	Illinois	100% owned by Federal Life	Separate account for individual variable deferred annuity contracts.
Federal Life Trust **	Delaware	100% owned by Federal Life	Investment portfolios for individual variable deferred annuity contracts.
FLC Investment Management Company, LLC**	Illinois	100% owned by Federal Life	Acts as investment adviser to the portfolios of the Federal Life Trust.
Americana Realty Company ***	Delaware	100% owned by Federal Life	Holds title to land, leases mineral rights and sells improved real estate.
FED Mutual Financial Services, Inc.***	Delaware	100% owned by Federal Life	Acts as broker/dealer for variable annuities.
FLC Mortgage Company***	Illinois	100% owned by Federal Life	Engages in the business of brokering, funding, originating or servicing of residential or commercial mortgage loans.

*	Files separate financial statements.

**	Newly-formed entity for which financial statements are not available.

***	Included in Federal Life’s filed financial statements in the statement value of the common stock. There is no requirement that the subsidiaries be filed separately.

Item 27.	Number of Contract owners

As of September 30, 2008, there were 259 separate account contract owners.

Item 28.	Indemnification

Federal Life’s By-Laws provide that Federal Life will indemnify any person who was or is party to or threatened to be made party to any threatened or pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in right of Federal Life) by reason of the fact that he is or was a director, officer, employee, fiduciary of a company employee benefit plan or member of a committee of Federal Life, or is or was serving on behalf of Federal Life as a director, officer, employee or trustee of another corporation, partnership, joint venture, trust or other enterprise. Federal Life will indemnify such a person against judgments, fines, amounts paid in settlement and expenses, including counsel fees, actually and reasonably incurred by or imposed upon him if such person acted in good faith and in a manner reasonably believed to be in or not opposed to the best interest of Federal Life, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, will not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of Federal Life, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

Every such person who has been wholly successful, on the merits or otherwise, with respect to any action, suit or proceeding or claim, or threat thereof, of the character described above will be entitled to indemnification. Otherwise, payment, reimbursement or indemnification will be made by Federal Life to any person, if either, (i) in the case of a person who is not a director and the Board of Directors finds that the person has met the above stated standards of conduct, or (ii) in the case of a director or an officer who is also a director, independent legal counsel delivers to Federal Life written advice that, in the opinion of such counsel, the director or officer has met the above standards of conduct.

Expenses incurred by any person with respect to any action, suit or proceeding or claim, or threat thereof, of the character described above may be advanced by Federal Life prior to the final disposition of such action, suit, proceeding or claim upon receipt of an undertaking by such person to repay such amount if it is ultimately determined that he is not entitled to indemnification by law or under the provisions of such section.

The foregoing rights of indemnification shall be in addition to any rights to which any director, officer or employee of Federal Life, former, present or future, may otherwise be entitled to as a matter of law.

Federal Life has the power to purchase and maintain liability insurance on behalf of any person who is serving in any capacity mentioned above, whether or not Federal Life would have the power to indemnify such person as provided above.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

FED Mutual Financial Services, Inc., a wholly-owned subsidiary of Federal Life, acts as principal underwriter for the separate account and the contracts. The individuals listed below are the officers and directors of the principal underwriter. The business address for each is 3750 West Deerfield, Road, Riverwoods, Illinois 60015.

Name	Positions and Offices

Joseph D. Austin	President and Director
Michael Austin	Vice President and Director
Thomas W. Austin	Vice President
William S. Austin	Secretary
Fred T. Barth	Treasurer
Christine Q. Kaefer	Chief Compliance Officer

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Federal Life Insurance Company (Mutual), 3750 West Deerfield Road, Riverwoods, Illinois 60015.

Item 31.	Management Services

Contracts under which management-related services are provided to the Registrant are set forth in Part B under the caption “Service Arrangements and Distribution.”

Item 32.	Undertakings and Representations

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Federal Life Insurance Company (Mutual) hereby represents that the fees and charges deducted under the contracts described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Federal Life Insurance Company (Mutual).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the Village of Riverwoods, and State of Illinois, on this 30th day of October, 2008.

Federal Life Variable Annuity Account-A

Federal Life Insurance Company (Mutual)
(Depositor)

By:	/s/ William S. Austin
President and Chief Operating Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

* Joseph D. Austin	Chairman of the Board and Chief Executive Officer (Principal Executive Officer)	October 30, 2008

/s/ William S. Austin William S. Austin	Director, President and Chief Operating Officer (Principal Financial Officer)	October 30, 2008

* Fred T. Barth	Controller and Accounting Officer (Principal Accounting Officer)	October 30, 2008

* Michael Austin	Director, Executive Vice President and Chief Marketing Officer	October 30, 2008

* William H. Springer	Director	October 30, 2008

* James H. Stacke	Director	October 30, 2008

* John G. Weithers	Director	October 30, 2008

*By:	/s/ William S. Austin
William S. Austin
Attorney-in-fact

INDEX TO EXHIBITS

Exhibit
No.

3.1	Form of Underwriting and Servicing Agreement between Federal Life Insurance Company (Mutual), Federal Life Variable Annuity Account — A and FED Mutual Financial Services, Inc. dated [ ], 2008.